EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2021
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
NOTE 6 – EQUITY METHOD INVESTMENTS

	December 31, 2021	December 31, 2020
Equity method investment
Hangzhou Hezhe Energy Technology Co., Ltd. (“Hangzhou Hezhe”) (1)	$329,197	$-
Total	$329,197	$-

(1)
On June 23, 2021, Cenntro invested RMB2,000,000 (approximately $314,030) in Hangzhou Hezhe to acquire 20% of its equity interest. The Company accounts for the investment under the equity method because the Company controls 33% of voting interests in board of directors, and has the ability to exercise significant influence over Hangzhou Hezhe. For the year ended December 31, 2021, the Company recognized investment gain of $15,167 based on its proportionate share of equity interest.

Investment before January 1, 2021

(1)
In 2014, Cenntro established Zhejiang Doohan Tech. Co. Ltd. (“Douha”). With the shareholding in Douha below 20% and as a passive investor, Cenntro accounted for the shareholdings of Douha under the cost method of accounting. Following asset impairment testing for the year ended December 31, 2017, Cenntro recognized a full impairment on the investment in Douha. On March 31, 2021, Cenntro transferred its equity interest in Douha for consideration of $508,156 in total and recognized gain of $508,156 from disposal of the investment. Cenntro received payment of $465,941 in November 2021.

(2)
In March 2018, Cenntro invested in Zhejiang RAP Smartcar Corporation (“Zhejiang RAP”) with the initial investment cost of $1,927,133. As of January 1, 2019, Cenntro’s investment accounted for 33.4% of Zhejiang RAP’s equity interest. The Company accounts for the investment under the equity method because the Company has the ability to exercise significant influence but does not have control over Zhejiang RAP. For the years ended December 31, 2020 and 2019, Cenntro recognized investment loss of $330,103 and $650,253, respectively, based on its proportionate share of equity interests in Zhejiang RAP. On March 18, 2019, Cenntro disposed 6% of equity interest in Zhejiang RAP to a third party for the consideration of $955,400, with disposal gain of $794,624 recognized for the year ended December 31, 2019. After such disposal, Cenntro held 27.4% of equity interest in Zhejiang RAP with net carrying value of zero as of December 31, 2021 and 2020 due to recurring losses of Zhejiang RAP.

(3)
On June 28, 2017, Cenntro invested RMB4,500,000 (approximately $0.65 million) in Jiangsu Rongyuan Auto Co., Ltd. (“Jiangsu Rongyuan”) to acquire 15% of its equity interest. The Company accounts for the investment under the equity method because the Company’s representation on the board exceeds 33% and therefore the Company has the ability to exercise significant influence but does not have control over Jiangsu Rongyuan. For the year ended December 31, 2019, Cenntro recognized investment loss of $140,142 based on its proportionate share of equity interests in Jiangsu Rongyuan. Since the business conditions of Jiangsu Rongyuan deteriorated, Cenntro recognized impairment of $444,911 for the year ended December 31, 2019, reducing the cost to zero.